Summary of Significant Accounting Policies: Business Combinations (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Business Combinations

Business Combinations

The Company uses the acquisition method of accounting for business combinations which requires that the assets acquired and liabilities assumed be recorded at the date of the acquisition at their respective fair values. Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if fair value can reasonably be estimated. If the acquisition date fair value of an asset acquired or liability assumed that arises from a contingency cannot be determined, the asset or liability is recognized if probable and reasonably estimable; if these criteria are not met, no asset or liability is recognized. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Any excess of the purchase price (consideration transferred) over the estimated fair values of net assets acquired is recorded as goodwill. Transaction costs and costs to restructure the acquired company are charged to expense as incurred. The operating results of acquired business are reflected in the acquirer’s consolidated financial statements and results of operations after the date of the acquisition.

Business Combinations

The Company uses the acquisition method of accounting for business combinations which requires that the assets acquired and liabilities assumed be recorded at the date of the acquisition at their respective fair values. Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if fair value can reasonably be estimated. If the acquisition date fair value of an asset acquired or liability assumed that arises from a contingency cannot be determined, the asset or liability is recognized if probable and reasonably estimable; if these criteria are not met, no asset or liability is recognized. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Any excess of the purchase price (consideration transferred) over the estimated fair values of net assets acquired is recorded as goodwill. Transaction costs and costs to restructure the acquired company are charged to expense as incurred. The operating results of acquired business are reflected in the acquirer’s consolidated financial statements and results of operations after the date of the acquisition.